[LOGO OF EATON VANCE APPEARS HERE]  Investing

                                    for the        [PHOTO OF EARTH FROM SPACE
                                                    APPEARS HERE]
                                    21st

                                    Century/R/

     Semiannual Report June 30, 1998


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                                  EATON VANCE

                                 GREATER INDIA

                                     FUND

                                  Eaton Vance
                    Global Management - Global Distribution

[PHOTO OF INDIAN COUNTRYSIDE & ELEPHANT W/RIDERS APPEARS HERE]

Eaton Vance Greater India Fund as of June 30, 1998

INVESTMENT UPDATE

[PHOTO OF B.N. MANJUNATH CO-PORTFOLIO MANAGER AND CHIEF REPRESENTATIVE, BOMBAY
 APPEARS HERE]

B.N. Manjunath,
Co-Portfolio Manager
and Chief Representative,
Bombay

  Investment Environment
  ------------------------------------------------------------------------------
  The India Market

 . Domestic and regional politics have once again cast a shadow over the Indian market. The victory of the nationalist Bhara-tiya Janata Party (BJP) in March suggested yet another weak coalition government. Meanwhile, India and Pakistan resumed nuclear testing, to the consternation of the world community.

 . The Indian market, which lost ground following the nuclear tests, nonetheless outperformed many other Asian markets in the six months ended June 30, 1998. The Bombay Stock Exchange Index had a total return of -16.3% during that same period./1/

 . Most political observers agree that, despite its sometimes strident rhetoric, the BJP-led government is likely to continue along the path of economic reform established by its predecessors. BJP has already vowed to defend the rupee. As to the broad economy, Business Monitor International estimates that India will generate GDP growth of 6.5% in fiscal year 1999.

  The Fund
  ------------------------------------------------------------------------------
  Performance for the Past Six Months

 . The Fund's Class A shares had a total return of -13.9% during the six months ended June 30, 1998./2/ This return resulted from a decrease in net asset value per share (NAV) to $5.44 on June 30, 1998 from $6.34 on December 31, 1997.

 . The Fund's Class B shares had a total return of -14.5% during the six months ended June 30, 1998./2/ This return resulted from a decrease in net asset value per share (NAV) to $5.34 on June 30, 1998 from $6.23 on December 31, 1997.

  Recent Portfolio Developments

 . In a changing political climate, the Portfolio focused predominantly on consumer-oriented companies enjoying fairly stable earnings growth. The Portfolio's largest sector weightings at June 30, 1998 were household products, computer software, consumer products and medical products.

 . With industrial production rising at a slow 5% rate through most of fiscal year 1998 and the government cutting back on spending, the Portfolio limited its exposure to cyclical sectors. While reducing its investments in auto companies, the Portfolio maintained an investment in Punjab Tractors Ltd., India's largest integrated manufacturer of tractors and equipment for the key agricultural sector.

 . The Portfolio remained very selective in the petrochemical sector. Its largest chemical holding, Hoechst Schering Agrevo Ltd., is a major player in the agrochemical and pesticide industries. The agricultural sector remains a very important segment of the Indian economy.

  Selected Portfolio Investments

 . Hindustan Lever Ltd. was the Portfolio's largest holding at June 30, 1998.
  Lever is India's largest producer of personal care products, such as soaps, deodorants and toothpaste. The company also has a growing export business for tea, garments and footwear.

 . Infosys Technologies Ltd. was another major investment in India's surging software sector. India has become a major global source of programming talent in the past decade. Infosys specializes in software for banks, brokerage companies and other financial applications.

 . In the high-growth telecom industry, the Portfolio had an investment in Mahangar Telephone Nigam Ltd. The company enjoys near-monopoly status as the provider of telephone services in Mumbai and Delhi, and is a good example of the government's recent efforts at privatizing industry.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Fund Information
as of June 30, 1998

Performance/3/                                       Class A     Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                              -27.2      -27.2%
Life of Fund+                                         -13.5      -14.0
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                              -31.4      -30.8%
Life of Fund+                                         -14.8      -14.5
+Inception date: 5/2/94

Ten Largest Holdings/4/

Hindustan Lever Ltd.               17.0%
Infosys Technologies Ltd.          12.8
Hoechst Marion Roussel Ltd.         6.1
Hindustan Petroleum Corp.           5.3
ITC Ltd.                            4.9
Punjab Tractors Ltd.                4.5
Lever Brothers Pakistan Ltd.        3.8
Hoechst Schering Agrevo Ltd.        3.8
NIIT Ltd.                           3.1
Bajaj Auto Ltd.                     3.0


/1/ It is not possible to invest directly in an Index./2/ These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B shares./3/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year./4/ Based on market value as of 6/30/98. Ten largest holdings represent 64.3% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Greater India Fund as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investment in South Asia Portfolio, at value
    (identified cost, $54,877,934)                                 $ 57,335,217
Receivable for Fund shares sold                                          14,053
Deferred organization expenses                                           24,212
--------------------------------------------------------------------------------
Total assets                                                       $ 57,373,482
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                   $    171,133
Payable to affiliate for Trustees' fees                                     946
Other accrued expenses                                                   84,998
--------------------------------------------------------------------------------
Total liabilities                                                  $    257,077
--------------------------------------------------------------------------------
Net Assets                                                         $ 57,116,405
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                    $ 84,275,352
Accumulated net realized loss from Portfolio
    (computed on the basis of identified cost)                      (28,533,725)
Accumulated net investment loss                                      (1,082,505)
Net unrealized appreciation from Portfolio (computed
    on the basis of identified cost)                                  2,457,283
--------------------------------------------------------------------------------
Total                                                              $ 57,116,405
--------------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                         $  8,591,233
Shares Outstanding                                                    1,580,683
Net Asset Value and Redemption Price Per Share
    (net assets/shares of beneficial interest outstanding)         $       5.44
Maximum Offering Price Per Share
    (100 / 94.25 of $5.44)                                         $       5.77
--------------------------------------------------------------------------------


Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                         $ 48,525,172
Shares Outstanding                                                    9,091,395
Net Asset Value, Offering Price and Redemption Price
    Per Share (net assets/shares of beneficial interest
    outstanding)                                                   $       5.34
--------------------------------------------------------------------------------
On  sales of $50,000 or more, the offering price of Class A shares is reduced.


Statement of Operations

For the Six Months Ended
June 30, 1998

Investment Income
--------------------------------------------------------------------------------
Dividends allocated from Portfolio
    (net of foreign taxes, $5,561)                                 $    714,324
Expenses allocated from Portfolio                                      (739,095)
--------------------------------------------------------------------------------
Net investment loss from Portfolio                                 $    (24,771)
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Management fee                                                     $     93,858
Trustees fees and expenses                                                1,729
Distribution and service fees
    Class A                                                              29,128
    Class B                                                             313,684
Transfer and dividend disbursing agent fees                              70,324
Printing and postage                                                     50,664
Legal and accounting services                                            32,095
Registration fees                                                        19,952
Amortization of organization expenses                                    14,220
Custodian fee                                                             6,871
Miscellaneous                                                            13,956
--------------------------------------------------------------------------------
Total expenses                                                     $    646,481
--------------------------------------------------------------------------------

Net investment loss                                                $   (671,252)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                $ (9,481,760)
    Foreign currency                                                   (236,729)
--------------------------------------------------------------------------------
Net realized loss                                                  $ (9,718,489)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                                    $  1,314,488
    Foreign currency                                                     (5,265)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $  1,309,223
--------------------------------------------------------------------------------

Net realized and unrealized loss                                   $ (8,409,266)
--------------------------------------------------------------------------------

Net decrease in net assets from operations                         $ (9,080,518)
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Greater India Fund as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets




                                              Six Months Ended
Increase (Decrease)                           June 30, 1998    Year Ended
in Net Assets                                 (Unaudited)      December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment loss                          $   (671,252)     $ (1,387,697)
    Net realized loss                              (9,718,489)       (5,155,543)
    Net change in unrealized
        appreciation (depreciation)                 1,309,223        11,444,170
--------------------------------------------------------------------------------
Net increase (decrease) in net
    assets from operations                       $ (9,080,518)     $  4,900,930
--------------------------------------------------------------------------------
Transactions in shares of
    beneficial interest --
    Proceeds from sale of
        shares
        Class A                                  $  1,501,574      $ 15,139,542
        Class B                                     2,772,938                --
    Cost of shares redeemed
        Class A                                    (4,085,960)      (25,889,063)
        Class B                                   (15,322,763)               --
--------------------------------------------------------------------------------
Net decrease in net assets from Fund
    share transactions                           $(15,134,211)     $(10,749,521)
--------------------------------------------------------------------------------
Contribution from EV
    Traditional Greater India Fund               $ 12,518,640      $         --
--------------------------------------------------------------------------------

Net decrease in net assets                       $(11,696,089)     $ (5,848,591)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                           $ 68,812,494      $ 74,661,085
--------------------------------------------------------------------------------
At end of period                                 $ 57,116,405      $ 68,812,494
--------------------------------------------------------------------------------


Accumulated net
investment loss included
in net assets
--------------------------------------------------------------------------------
At end of period                                 $ (1,082,505)     $   (345,915)
--------------------------------------------------------------------------------


Statement of Cash Flows

                                                        For the Six Months Ended
                                                        June 30, 1998
Increase (Decrease) in Cash                             (Unaudited)
--------------------------------------------------------------------------------
Cash Flows From (Used For) Operating Activities  --
    Purchase of interests in South Asia Portfolio                  $ (3,833,346)
    Withdrawal of interests in South Asia Portfolio                  20,091,041
    Operating expenses paid                                            (672,042)
--------------------------------------------------------------------------------
Net cash from operating activities                                 $ 15,585,653
--------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities                              --
    Proceeds from shares sold                                      $  4,282,273
    Payments for shares redeemed                                    (19,867,926)
--------------------------------------------------------------------------------
Net cash used for financing activities                             $(15,585,653)
--------------------------------------------------------------------------------

Net increase in cash                                               $         --
--------------------------------------------------------------------------------

Cash at Beginning of Period                                        $         --
--------------------------------------------------------------------------------

Cash at End of Period                                              $         --
--------------------------------------------------------------------------------


Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
--------------------------------------------------------------------------------
Net decrease in net assets from operations                         $ (9,080,518)
Decrease in deferred organization expenses                               14,220
Increase in payable to affiliate                                            434
Decrease in accrued expenses                                            (40,215)
Net decrease in investments                                          24,691,732
--------------------------------------------------------------------------------
Net cash from operating activities                                 $ 15,585,653
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Greater India Fund as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                         Six Months Ended                      Year Ended December 31,
                                                         June 30, 1998           ---------------------------------------------------
                                                         (Unaudited)              1997         1996           1995        1994*
------------------------------------------------------------------------------------------------------------------------------------
                                                    Class A      Class B         Class B      Class B        Class B     Class B
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period              $ 6.340      $  6.230        $ 5.910      $  6.550        $ 9.840    $10.000
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 $(0.057)     $ (0.072)       $(0.126)     $ (0.099)++     $(0.176)   $(0.065)
Net realized and unrealized gain (loss)              (0.843)       (0.818)         0.446        (0.541)        (3.114)    (0.095)
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                 $(0.900)     $ (0.890)       $ 0.320      $ (0.640)       $(3.290)   $(0.160)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                    $ 5.440      $  5.340        $ 6.230      $  5.910        $ 6.550    $ 9.840
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                    (14.20)%      (14.29)%         5.42%        (9.77)%       (33.43)%    (1.60)%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $ 8,591      $ 48,525        $68,812      $ 74,661        $21,041    $38,925
Ratios (As a percentage of average daily net
    assets):
    Expenses /(2)(3)/                                  3.30%+        3.84%+         3.08%         2.88%          3.31%      2.54%+
    Expenses after custodian fee reduction /(2)/       3.22%+        3.76%+         3.05%         2.65%          2.90%        --
    Net investment loss                               (1.32)%+      (1.86)%+       (1.67)%       (1.46)%        (1.74)%    (1.42)%+
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
++    Computed using average shares outstanding.
* For the period from the start of business, May 2, 1994, to December 31, 1994.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its Portfolio's allocated expenses.
/(3)/ The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the prior period has not been adjusted to reflect this change.


                       See notes to financial statements

Eaton Vance Greater India Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  Significant Accounting Policies
   ----------------------------------------------------------------------------
   Eaton Vance Greater India Fund (the Fund) is a mutual fund seeking long-term capital appreciation through the purchase of an interest in a separate investment company which invests primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 7). Both classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in South Asia Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (97.5% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, if any. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1997, the Fund, for federal income tax purposes had a capital loss carryover of $18,360,028 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (See Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows: December 31, 2002 ($12,117), December 31, 2003 ($6,518,175),
   December 31, 2004 ($6,182,815) and December 31, 2005 ($5,626,667).
   Additionally, at December 31, 1997, net capital losses of $442,587 and net currency losses of $411,253 attributable to security transactions incurred after October 31, 1997, are treated as arising on the first day of the Fund's next taxable year.

   D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

   E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   F Other -- Investment transactions are accounted for on a trade date basis.

Eaton Vance Greater India Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   H Interim Financial Statements -- The interim financial statements relating to June 30, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2  Management Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended June 30, 1998, the fee was equivalent to 0.25% of the Fund's average net assets for such period and amounted to $93,858. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $3,424 from the Eaton Vance Greater India Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 1998.

   Certain officers and Trustees of the Fund and the Portfolio are officers and directors of EVM.


3  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follow:

                                                               Six Months Ended
                                                               June 30, 1998
   Class A                                                     (Unaudited)
   -----------------------------------------------------------------------------
   Sales                                                                238,981

   Redemptions                                                         (631,418)

   Issued to EV Traditional Greater India
     Fund shareholders                                                1,973,120
   -----------------------------------------------------------------------------

   Net increase                                                       1,580,683
   -----------------------------------------------------------------------------

                                            Six Months Ended
                                            June 30, 1998     Year Ended
   Class B                                  (Unaudited)       December 31, 1997
   -----------------------------------------------------------------------------
   Sales                                             454,130          2,278,392

   Redemptions                                    (2,410,972)        (3,854,049)
   -----------------------------------------------------------------------------

   Net decrease                                   (1,956,842)        (1,575,657)
   -----------------------------------------------------------------------------


4  Distributions to Shareholders
   -----------------------------------------------------------------------------
   It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any, (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund, without a sales charge, at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the

Eaton Vance Greater India Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   financial statement and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.


5  Investment Transactions
   -----------------------------------------------------------------------------
   For the six months ended June 30, 1998, increases and decreases in the Fund's investment in the Portfolio aggregated $3,833,346 and $20,091,041, respectively.


6  Distribution Plan
   -----------------------------------------------------------------------------
   The Fund has adopted distribution plans (Class A Plan, Class B Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940.

   The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year.

   The Class B Plan provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B shares. The Fund will automatically discontinue payments to EVD under the Class B Plan during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the amount received by the Fund for each Class B share sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (See Note 7), daily amounts theretofore paid to EVD by Lloyd George Investment Management (Bermuda) Limited, investment adviser for the Portfolio (Adviser), in consideration of EVD's distribution effort. The amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $3,201,000 at June 30, 1998. The amounts paid by the Adviser to EVD are equivalent to 0.15% of the Fund's average net assets attributable to Class B shares and are made from the Adviser's own resources, not Fund assets.

   Distribution fee payments are made for providing ongoing distribution services to the Fund. The amount payable to EVD by the Fund with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $18,411 and $237,884 for Class A and Class B shares, respectively, to or payable to EVD for the six months ended June 30, 1998, representing 0.32% (annualized) and 0.75% (annualized) of average daily net assets attributable to Class A and Class B shares, respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to EVD, Authorized Firms and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B shares which have remained outstanding for more than one year. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended June 30, 1998, service fees amounted to $10,717 and $75,800 for Class A and Class B shares, respectively, representing 0.18% (annualized) and 0.24% (annualized) of average daily net assets attributable to Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.


7  Contingent Deferred Sales Charge
   -----------------------------------------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after

Eaton Vance Greater India Fund as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended June 30, 1998, EVD received approximately $415,000 of CDSC paid by Class B shareholders.


8  Transfer of Net Assets
   -----------------------------------------------------------------------------
   On January 1, 1998, EV Marathon Greater India Fund acquired the net assets of the EV Traditional Greater India Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon Greater India Fund, at the closing, issued 1,973,120 Class A shares of the Fund having an aggregate value of $12,518,640. As a result the Fund issued one Class A share for each share of EV Traditional Greater India Fund. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. The EV Traditional Greater India Fund's net assets at the date of the transaction were $12,518,640, including $744,300 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Greater India Fund (formerly "EV Marathon Greater India Fund") were $81,331,134 with a net asset value of $6.34 and $6.23 for Class A and Class B, respectively.


9  Name Change
   -----------------------------------------------------------------------------
   Effective January 1, 1998, the EV Marathon Greater India Fund changed its name to the Eaton Vance Greater India Fund.

South Asia Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks -- 92.4%

Bangladesh -- 0.3%


                                                        Shares        Value
--------------------------------------------------------------------------------

Textiles -- 0.3%
--------------------------------------------------------------------------------
Apex Spinning & Knitting Mills                           48,000       $  161,210
Garment manufacturer.
--------------------------------------------------------------------------------
                                                                      $  161,210
--------------------------------------------------------------------------------

Total Bangladesh
    (identified cost $311,535)                                        $  161,210
--------------------------------------------------------------------------------

India -- 86.8%

Agricultural Equipment -- 4.5%
--------------------------------------------------------------------------------
Punjab Tractors Ltd./(1)/                               138,900       $2,642,556
The only fully indigenously designed tractor
manufacturer in the country.
--------------------------------------------------------------------------------
                                                                      $2,642,556
--------------------------------------------------------------------------------

Auto and Parts -- 4.1%
--------------------------------------------------------------------------------
Bajaj Auto Ltd./(1)/                                    130,000       $1,753,567
Leading manufacturer of two-wheelers
& three-wheelers.

IFB Industries Ltd./(1)/                                     50               16
Manufacturer of high precision engineering tools and domestic appliances.

Motor Industries                                          7,150          646,628
A subsidiary of Robert Bosch of Germany with
a presence in the auto components industry,
with products such as spark plugs & fuel
injection pumps.
--------------------------------------------------------------------------------
                                                                      $2,400,211
--------------------------------------------------------------------------------

Banks and Money Services -- 1.6%
--------------------------------------------------------------------------------
Industrial Credit and Investment Corp./(1)/             500,550       $  913,632
One of India's largest development finance institutions, with assets over $7.39 billion, involved in project financing & investment banking.

Karur Vysya Bank/(1)/                                       250              948
Private sector bank involved in
retail banking.

Kotak Mahindra Finance Ltd/(1)/                           1,400              769
Bill discounting & consumer financing.

Oriental Bank of Commerce/(1)/                              100              111
Public sector retail bank.

State Bank of India/(1)/                                    670       $    3,339
The largest public sector commercial bank in
India, with over 8000 branches. Engaged
in retail banking & a range of non-fund
based activities.
--------------------------------------------------------------------------------
                                                                      $  918,799
--------------------------------------------------------------------------------

Beverages -- 0.0%
--------------------------------------------------------------------------------
Tata Tea Ltd./(1)/                                          750       $    5,363
Integrated tea company with substantial
presence in plantation as well as direct marketing
of branded tea.
--------------------------------------------------------------------------------
                                                                      $    5,363
--------------------------------------------------------------------------------

Building Materials -- 0.0%
--------------------------------------------------------------------------------
Associated Cement Cos. Ltd./(1)/                            402       $   11,566
India's largest & one of the world's largest cement manufacturing companies; total capacity of 9.96 million tons.

Murudeshwar Ceramics Ltd./(1)/                            7,800              938
Manufacturer of glazed ceramic wall and
floor tiles.
--------------------------------------------------------------------------------
                                                                      $   12,504
--------------------------------------------------------------------------------

Cable - Telecommunications -- 0.0%
--------------------------------------------------------------------------------
Usha Beltron Ltd. GDR                                       290       $      160
A medium-sized manufacturer of jelly filled
telecom cables.
--------------------------------------------------------------------------------
                                                                      $      160
--------------------------------------------------------------------------------

Chemicals -- 3.8%
--------------------------------------------------------------------------------
Hoechst Schering Agrevo Ltd.                            128,700       $2,245,914
A major company in the agrochemical &
pesticide business.

Reliance Industries Ltd./(1)/                             3,745           12,656
Integrated petrochemical company with world size capacities and major presence in polyesters and polymers.

Tata Chemicals/(1)/                                       1,449            4,285
A diversified company with a major presence
in soda ash, caustic soda & fertilizers.
--------------------------------------------------------------------------------
                                                                      $2,262,855
--------------------------------------------------------------------------------

                        See notes to financial statements

South Asia Portfolio  as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                        Shares       Value
--------------------------------------------------------------------------------

Chemicals - Specialty -- 0.9%
--------------------------------------------------------------------------------
ICI India Ltd.                                          108,800      $   510,581
A 51% subsidiary of ICI PLC, UK, having
major presence in paints, explosives and
specialty chemicals
--------------------------------------------------------------------------------
                                                                     $   510,581
--------------------------------------------------------------------------------

Computer Software -- 18.5%
--------------------------------------------------------------------------------
Cybertech Systems and Software Ltd.                      50,000      $   307,157
Specializes in providing training to professionals in SAP, an enterprise resource planning
(ERP) package.

Digital Equipments (India) Ltd.                         250,000          785,874
A total solutions provider in the information technology industry, with major revenues from sales of Intel based systems and high end proprietary Alpha products. Software exports
& systems integration are other major areas of business.

Infosys Technologies Ltd.                               143,700        7,532,346
One of India's leading companies in the
computer software sector. Provides specialized software for banking & retail distribution sector - major clients include Reebok and Levi Straus.

NIIT Ltd.                                                55,000        1,842,412
India's leading information technology education company and the third largest exporter of software.

Tata Infotech Ltd./(1)/                                  12,400          386,650
One of the largest information technology service
& solution providers in India with interest in
software development, distribution, networking,
maintenance, support and training.
--------------------------------------------------------------------------------
                                                                     $10,854,439
--------------------------------------------------------------------------------

Conglomerates -- 1.2%
--------------------------------------------------------------------------------
Indian Rayon & Industries Ltd./(1)/                         448      $     2,166
Diversified company with interests in cement,
textiles, rayon and carbon black
Ramco Industries Ltd.                                    52,300          599,467
Ramco Industries Ltd.                                    11,000          126,083
Diversified company with interests in building
materials, textiles and computer software.
--------------------------------------------------------------------------------
                                                                     $   727,716
--------------------------------------------------------------------------------

Consumer Products -- 7.1%
--------------------------------------------------------------------------------
ITC Ltd.                                                188,600      $ 2,899,828
Manufacturer of
cigarettes/tobacco with market
leadership in all cigarette segments.

Marico Industries Ltd.                                   99,200          561,443
A consumer product company, with presence in coconut/edible oil and hair care oil.

Ponds (India) Ltd./(1)/                                  27,900          697,418
51% subsidiary of Unilever PLC, UK (to be
merged with another giant Unilever company in
India - Hindustand Lever) has presence in
personal care products.
--------------------------------------------------------------------------------
                                                                     $ 4,158,689
--------------------------------------------------------------------------------

Diversified Industry -- 2.4%
--------------------------------------------------------------------------------
Enkay Texofood Industries Ltd./(1)/                         786      $       473
Has business interests in the manufacturing of synthetic yarns & the export of processed foods.

Larsen & Toubro Ltd./(1)/                                   480            2,596
India's largest company in the engineering & construction sector.

Larsen & Toubro Ltd. GDR                                155,000        1,406,625
Diversified conglomerate with interests in the manufacturing of cement, electrical & electronics, as well as the undertaking of turnkey projects in infrastructure.

Thiru Arooran Sugars/(1)/                                   500              637
A manufacturer of sugar & industrial alcohol
Has also made foray into cogeneration of power
through bagasse.
--------------------------------------------------------------------------------
                                                                      $1,410,331
--------------------------------------------------------------------------------

Electric Utilities -- 2.5%
--------------------------------------------------------------------------------
BSES Ltd./(1)/                                          401,088       $1,475,527
A monopoly distributor of power in suburbs
of Bombay.
--------------------------------------------------------------------------------
                                                                      $1,475,527
--------------------------------------------------------------------------------

Electrical Equipment -- 0.0%
--------------------------------------------------------------------------------
Asea Brown Boveri (India) Ltd./(1)/                       1,950       $   19,555
Indian subsidiary of Swedish-Swiss multinational
ABB & one of the largest manufacturers of
electrical power equipment.
--------------------------------------------------------------------------------
                                                                      $   19,555
--------------------------------------------------------------------------------

                        See notes to financial statements

South Asia Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                        Shares       Value
--------------------------------------------------------------------------------

Household Products -- 17.0%
--------------------------------------------------------------------------------
Hindustan Lever Ltd./(1)/                               280,250      $ 9,976,119
A diversified multinational of the Unilever group and a market leader in soap & detergents, personal care & food processing industries.

Reckitt and Colman of India Ltd./(1)/                     4,000           27,119
Manufacturer of household products such as
mosquito repellent, surface cleaning agents and
antiseptic lotions.
--------------------------------------------------------------------------------
                                                                     $10,003,238
--------------------------------------------------------------------------------

Industrial Equipment -- 0.0%
--------------------------------------------------------------------------------
Thermax Ltd.                                              1,800      $     5,590
Diversified company with three major divisions - energy, environment & chemicals, manufacturing industrial boilers, process heat equipment & chillers, and pollution control equipment.

Triveni Engineering                                          33               33
Manufacturer of sugar, sugar machinery
& turbines.
--------------------------------------------------------------------------------
                                                                     $     5,623
--------------------------------------------------------------------------------

Lodging and Gaming -- 0.0%
--------------------------------------------------------------------------------
Hotel Leela Venture Ltd./(1)/                               750      $       785
Operates business hotels & a beach resort in
Bombay & Goa, respectively.
--------------------------------------------------------------------------------
                                                                     $       785
--------------------------------------------------------------------------------

Machinery -- 1.3%
--------------------------------------------------------------------------------
Ingersoll Rand of India                                  61,400      $   531,033
Manufacturer of compressors, process pumps and mining equipment.

Otis Elevator Co. (India) Ltd.                           41,100          257,814
Manufacturer of elevators and escalators with
dominant market share.
--------------------------------------------------------------------------------
                                                                     $   788,847
--------------------------------------------------------------------------------

Medical Products -- 8.6%
--------------------------------------------------------------------------------
Cipla Ltd./(1)/                                              50      $       815
Market leader in anti-bacterial, anti-asthmatic, and anti-cancer products and entering into segments of cardiovascular and dermatology.

Hoechst Marion Roussel Ltd.                             382,000        3,567,315
The fourth largest company in the Indian pharmaceutical industry with major presence in therapeutical segments of analgesic, antihistemic, cardiovascular drugs. Also manufactures animal health care.

Ranbaxy Laboratories Ltd./(1)/                          115,928        1,496,771
Presence in anti-bacterial and antibiotics
segments, and a major exporter of bulk drugs
and formulations.
--------------------------------------------------------------------------------
                                                                     $ 5,064,901
--------------------------------------------------------------------------------

Metals - Industrial -- 0.0%
--------------------------------------------------------------------------------
Bellary Steels & Alloys/(1)/                                400      $        94
An integrated private sector steel company with capacity slated to increase from 0.5 to 2 million tons.

Essar Steel Ltd./(1)/                                       100               38
Manufacturer of sponge iron & hot rolled coils.

Tata Iron & Steel Co. Ltd./(1)/                             203              603
The largest private sector integrated steel
manufacturer in the country, with a total capacity
of 2.7 million tons.
--------------------------------------------------------------------------------
                                                                     $       735
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 1.0%
--------------------------------------------------------------------------------
Hi-tech Drilling Services India Ltd./(1)/               285,000      $   560,860
A company engaged in offshore oil drilling.
--------------------------------------------------------------------------------
                                                                     $   560,860
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 5.3%
--------------------------------------------------------------------------------
Hindustan Petroleum Corp./(1)/                          340,900      $ 3,139,287
Petroleum company with the second largest
10.25 MMT refining capacity in the country with
strong marketing network.
--------------------------------------------------------------------------------
                                                                     $ 3,139,287
--------------------------------------------------------------------------------

Packaging -- 0.0%
--------------------------------------------------------------------------------
Flex Industries (wts)/(2)/                                4,274      $       247
Leading integrated company in the
packaging industry.
--------------------------------------------------------------------------------
                                                                     $       247
--------------------------------------------------------------------------------

                        See notes to financial statements

South Asia Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                        Shares       Value
--------------------------------------------------------------------------------

Paper and Forest Products -- 0.0%
--------------------------------------------------------------------------------
Tamil Nadu Newsprint and Paper/(1)/                         300      $       123
The world's largest begasse based paper
manufacturer in the public sector.
--------------------------------------------------------------------------------
                                                                     $       123
--------------------------------------------------------------------------------

Telecommunications -- 5.4%
--------------------------------------------------------------------------------
Mahanger Telephone Nigam Ltd./(1)/                      366,500      $ 1,541,884
Government owned monopoly provider of fixed wire telephone services in India's major cities of Bombay & Delhi.

Videsh Sanchar Nigam Ltd., GDR                          150,000        1,605,000
India's monopoly international telephone
service provider.
--------------------------------------------------------------------------------
                                                                     $ 3,146,884
--------------------------------------------------------------------------------

Transportation -- 1.6%
--------------------------------------------------------------------------------
Great Eastern Shipping/(1)/                           1,270,100      $   925,506
Diversified company with interests in shipping
and property development.
--------------------------------------------------------------------------------
                                                                     $   925,506
--------------------------------------------------------------------------------

Total India
    (identified cost $47,539,977)                                    $51,036,322
--------------------------------------------------------------------------------

Pakistan -- 4.0%

Electric Utilities -- 0.0%
--------------------------------------------------------------------------------
Karachi Electric Supply Co./(1)/                             50      $         9
Electric distributor for Karachi.
--------------------------------------------------------------------------------
                                                                     $         9
--------------------------------------------------------------------------------

Household Products -- 3.9%
--------------------------------------------------------------------------------
Lever Brothers Pakistan Ltd.                            120,000      $ 2,261,794
Leading manufacturer and retailer of
consumer products.
--------------------------------------------------------------------------------
                                                                     $ 2,261,794
--------------------------------------------------------------------------------

Insurance -- 0.0%
--------------------------------------------------------------------------------
Adamjee Insurance Co./(1)/                                    1      $         1
Leading supplier of general insurance in Pakistan.
--------------------------------------------------------------------------------
                                                                     $         1
--------------------------------------------------------------------------------

Medical Products -- 0.0%
--------------------------------------------------------------------------------
Searle Pakistan                                          23,711      $     7,071
Major player in the pharmaceutical industry.
--------------------------------------------------------------------------------
                                                                     $     7,071
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.1%
--------------------------------------------------------------------------------
Pakistan State Oil Co. Ltd.                              48,744      $    78,182
Principal distributor of fuel, oil and petroleum.
--------------------------------------------------------------------------------
                                                                     $    78,182
--------------------------------------------------------------------------------

Total Pakistan
    (identified cost $2,728,859)                                     $ 2,347,057
--------------------------------------------------------------------------------

Sri Lanka -- 1.3%

Banks and Money Services -- 0.4%
--------------------------------------------------------------------------------
Development Finance Corp.                                     2      $         5
One of Sri Lanka's largest development financial institutions involved in project financing & investment banking.

National Development Bank                               135,600          259,174
A premier development financial institution
involved in project financing, merchant banking &
commercial leasing.
--------------------------------------------------------------------------------
                                                                     $   259,179
--------------------------------------------------------------------------------

Conglomerates -- 0.9%
--------------------------------------------------------------------------------
Hayleys Ltd.                                                  1      $         3
Has interest in diversified business of shipping, agriculture, textiles & hotels.

John Keells Holdings GDR                                 94,795          521,373
A diversified conglomerate operating in tourism,
food & beverages, property development sectors.
--------------------------------------------------------------------------------
                                                                     $   521,376
--------------------------------------------------------------------------------

Total Sri Lanka
    (identified cost $1,138,562)                                     $   780,555
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $51,718,933)                                    $54,325,144
--------------------------------------------------------------------------------

                        See notes to financial statements

South Asia Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Bonds -- 0.0%

                                                 Principal
                                                 Amount
                                                 (000's omitted)     Value
--------------------------------------------------------------------------------
Flex Industries, 13.50%, 12/31/99                $       812         $    13,707
Hotel Leela Venture Ltd. NCD,
14.00%, 4/8/03                                            15                 325
--------------------------------------------------------------------------------

Total Bonds
    (identified cost $26,599)                                        $    14,032
--------------------------------------------------------------------------------

Total Investments -- 92.4%
    (identified cost $51,745,532)                                    $54,339,176
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 7.6%                               $ 4,474,685
--------------------------------------------------------------------------------


Net Assets -- 100%                                                   $58,813,861
--------------------------------------------------------------------------------

GDR -- Global Depositary Receipt

/(1)/ The above securities held by the Portfolio on June 30, 1998 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At June 30, 1998, the aggregate value of these securities amounted to $4,725,013 representing 8.0% of the Portfolio's net assets (Note 5).

/(2)/ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                        See notes to financial statements

South Asia Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Top Ten Holdings                                                                Industry concentration -- Below are the
                                                                                top ten industry sectors represented in the
                                                                                Portfolio of Investments

                                                       Percentage                                             Percentage
                             Industry                  of Net                                                 of Net
Company                      Sector                    Assets     Value         Industry Sector               Assets    Value
-----------------------------------------------------------------------------   ----------------------------------------------------
Hindustan Lever Ltd.         Household Products          17.0%    $9,976,119    Household Products              20.9%    $12,265,032
Infosys Technologies Ltd.    Computer Software           12.8      7,532,346    Computer Software               18.5      10,854,439
Hoechst Marion Roussel Ltd.  Medical Products             6.1      3,567,315    Medical Products                 8.6       5,071,972
Hindustan Petroleum Corp.    Oil and Gas - Exploration    5.3      3,139,287    Consumer Products                7.1       4,158,689
                             and Production                                     Telecommunications               5.4       3,146,884
ITC Ltd.                     Consumer Products            4.9      2,899,828    Oil and Gas - Exploration and
                                                                                Production                       5.3       3,139,287
Punjab Tractors Ltd.         Agricultural Equipment       4.5      2,642,556    Agricultural Equipment           4.5       2,642,556
Lever Brothers Pakistan Ltd. Household Products           3.8      2,261,794    Auto and Parts                   4.1       2,400,211
Hoechst Schering Agrevo Ltd. Chemicals                    3.8      2,245,914    Chemicals                        3.8       2,262,855
NIIT Ltd.                    Computer Software            3.1      1,842,412    Electric Utilities               2.5       1,475,536
Bajaj Auto Ltd.              Auto and Parts               3.0      1,753,567


                       See notes to financial statements

South Asia Portfolio as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value
    (identified cost, $51,745,532)                                 $ 54,339,176
Cash                                                                  3,339,561
Foreign currency, at value
    (identified cost, $1,036,536)                                     1,039,511
Receivable for investments sold                                         419,075
Dividends and interest receivable                                       271,290
Miscellaneous receivable                                                     82
Tax reclaim receivable                                                    2,593
Deferred organization expenses                                           14,218
--------------------------------------------------------------------------------
Total assets                                                       $ 59,425,506
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                  $    260,348
Payable to affiliate for Trustees' fees                                   1,758
Other accrued expenses                                                  349,539
--------------------------------------------------------------------------------
Total liabilities                                                  $    611,645
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio          $ 58,813,861
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals            $ 56,239,408
Net unrealized appreciation (computed on the basis of
    identified cost)                                                  2,574,453
--------------------------------------------------------------------------------
Total                                                              $ 58,813,861
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months
Ended June 30, 1998

Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $5,693)                           $    732,589
--------------------------------------------------------------------------------
Total investment income                                            $    732,589
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                             $    291,209
Administration fee                                                       97,070
Trustees fees and expenses                                                4,839
Custodian fee                                                           262,785
Legal and accounting services                                            64,300
Amortization of organization expenses                                     8,630
Miscellaneous                                                            62,222
--------------------------------------------------------------------------------
Total expenses                                                     $    791,055
--------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                                     $     32,966
--------------------------------------------------------------------------------
Total expense reductions                                           $     32,966
--------------------------------------------------------------------------------

Net expenses                                                       $    758,089
--------------------------------------------------------------------------------

Net investment loss                                                $    (25,500)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                $ (9,730,221)
    Foreign currency transactions                                      (243,010)
--------------------------------------------------------------------------------
Net realized loss                                                  $ (9,973,231)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                            $  1,339,336
    Foreign currency                                                     (5,172)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $  1,334,164
--------------------------------------------------------------------------------

Net realized and unrealized loss                                   $ (8,639,067)
--------------------------------------------------------------------------------

Net decrease in net assets from operations                         $ (8,664,567)
--------------------------------------------------------------------------------


                       See notes to financial statements

South Asia Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                           Six Months Ended
Increase (Decrease)                        June 30, 1998      Year Ended
in Net Assets                              (Unaudited)        December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment loss                       $     (25,500)      $    (222,946)
    Net realized loss                            (9,973,231)         (6,059,884)
    Net change in unrealized
        appreciation (depreciation)               1,334,164          15,208,670
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                           $  (8,664,567)      $   8,925,840
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                             $   3,891,327       $  42,091,228
    Withdrawals                                 (20,587,648)        (70,765,712)
--------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions                      $ (16,696,321)      $ (28,674,484)
--------------------------------------------------------------------------------

Net decrease in net assets                    $ (25,360,888)      $ (19,748,644)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                        $  84,174,749       $ 103,923,393
--------------------------------------------------------------------------------
At end of period                              $  58,813,861       $  84,174,749
--------------------------------------------------------------------------------


Statement of Cash Flows

                                                               Six Months Ended
                                                               June 30,1998
Increase (Decrease) in Cash                                    (Unaudited)
--------------------------------------------------------------------------------
Cash Flows From (For) Operating Activities --
    Purchase of investments                                        $(23,382,999)
    Proceeds from sale of investments                                37,285,910
    Dividends, interest and tax reclaims received                       599,634
    Operating expenses paid                                            (635,518)
    Foreign currency transactions                                     4,397,010
--------------------------------------------------------------------------------
Net cash from operating activities                                 $ 18,264,037
--------------------------------------------------------------------------------
Cash Flows From (For) Financing Activities --
    Proceeds from capital contributions                            $  3,891,327
    Payments for capital withdrawals                                (20,587,648)
--------------------------------------------------------------------------------
Net cash used for financing activities                             $(16,696,321)
--------------------------------------------------------------------------------

Net increase in cash                                               $  1,567,716
--------------------------------------------------------------------------------

Cash at Beginning of Period                                        $  1,771,845
--------------------------------------------------------------------------------

Cash at End of Period                                              $  3,339,561
--------------------------------------------------------------------------------


Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
--------------------------------------------------------------------------------
Net decrease in net assets from operations                         $ (8,664,567)
Decrease in receivable for investments sold                           1,402,045
Decrease in foreign currency                                          4,645,192
Increase in dividends, interest and other receivables                  (132,955)
Decrease in deferred organizational expense                               8,630
Increase in payable for investments purchased                           259,346
Increase in payable to affiliate                                            445
Increase in accrued expenses and other liabilities                      113,496
Net decrease in investments                                          20,632,405
--------------------------------------------------------------------------------
Net cash from operating activities                                 $ 18,264,037
--------------------------------------------------------------------------------


                       See notes to financial statements

South Asia Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                          Six Months Ended                   Year Ended December 31,
                                                          June 30, 1998      -----------------------------------------------------
                                                          (Unaudited)          1997           1996           1995          1994*
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                                 2.04%+          1.61%          1.51%          1.76%         1.16%+
Expenses after custodian fee reduction /(1)/                   1.96%+          1.58%          1.28%          1.35%           --
Net investment income (loss)                                  (0.07)%+        (0.20)%        (0.11)%        (0.18)%        0.01%+
Portfolio Turnover                                               33%             48%            46%            38%            1%
----------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, May 2, 1994, to December 31, 1994.
/(1)/ The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the period ended December 31, 1994 has not been adjusted to reflect this change.


                       See notes to financial statements

South Asia Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    South Asia Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Federal Taxes -- The Portfolio is treated as a partnership for U.S. Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements, (under the U.S. Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

    C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on a straight-line basis over five years.

    D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

    E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

    F Forward Foreign Currency Exchange
    Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

South Asia Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

    H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

    J Interim Financial Statements -- The interim financial statements relating to June 30, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions
    with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1998, the annualized adviser fee was 0.75% of average daily net assets and amounted to $291,209. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1998, the administration fee was 0.25% of average net assets and amounted to $97,070. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers or trustees of the above organizations.

3   Investment Transactions
    ----------------------------------------------------------------------------
    For the six months ended June 30, 1998, purchases and sales of investments, other than short-term obligations, aggregated $23,642,345 and $35,883,865 respectively.

4   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 1998, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                                $ 51,745,532
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                                 $ 12,599,035

    Gross unrealized depreciation                                  (10,005,391)
    ----------------------------------------------------------------------------

    Net unrealized appreciation                                   $  2,593,644
    ----------------------------------------------------------------------------


5   Risks Associated with Foreign Investments
    ----------------------------------------------------------------------------
    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the

South Asia Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

    Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 1998.

Eaton Vance Greater India Fund as of June 30, 1998

INVESTMENT MANAGEMENT


Eaton Vance Greater India Fund

                     Officers                      Trustees

                     James B. Hawkes               M. Dozier Gardner
                     President and Trustee         Vice Chairman, Eaton Vance Management

                     Edward E. Smiley, Jr.         Donald R. Dwight
                     Vice President                President, Dwight Partners, Inc.

                     James L. O'Connor             Samuel L. Hayes, III
                     Treasurer                     Jacob H. Schiff Professor of Investment
                                                   Banking, Harvard University Graduate School of
                     Alan R. Dynner                Business Administration
                     Secretary
                                                   Norton H. Reamer
                                                   Chairman and Chief Executive Officer, United Asset
                                                   Management Corporation

                                                   John L. Thorndike
                                                   Former Director, Fiduciary Company Incorporated

                                                   Jack L. Treynor
                                                   Investment Adviser and Consultant

South Asia Portfolio
                     Officers                      Trustees

                     Hon. Robert Lloyd George      Hon. Edward K.Y. Chen
                     President and Trustee         Professor and Director, Center for Asian Studies,
                                                   University of Hong Kong
                     James B. Hawkes
                     Vice President and Trustee    Donald R. Dwight
                                                   President, Dwight Partners, Inc.
                     Scobie Dickinson Ward
                     Vice President, Assistant     Samuel L. Hayes, III
                     Secretary and                 Jacob H. Schiff Professor of Investment
                     Assistant Treasurer           Banking, Harvard University Graduate School of
                                                   Business Administration
                     William Walter Raleigh Kerr
                     Vice President and            Norton H. Reamer
                     Assistant Treasurer           Chairman and Chief Executive Officer, United Asset
                                                   Management Corporation
                     James L. O'Connor
                     Vice President and Treasurer

                     Alan R. Dynner
                     Secretary

                       This Page Intentionally Left Blank

Sponsor and Manager of
Eaton Vance Greater India Fund
Administrator of South Asia Portfolio
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Advisor of South Asia Portfolio
Lloyd George Management
(Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123





Eaton Vance Greater India Fund
24 Federal Street
Boston, MA 02110


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  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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                                                                      GISRC-8/98